Income Tax - Schedule of Tax Losses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income tax - Schedule of Tax Losses [Line Items]
Balance at beginning		$ 740,337	$ 740,337
Adjustment to tax losses from prior periods
Balance at ending		704,357	740,337
Tax losses generated during the period		(35,980)
Colombian Subsidiaries [Member]
Income tax - Schedule of Tax Losses [Line Items]
Balance at beginning		33,769	33,562
Balance at ending		32,656	33,769
Marketplace Internacional Éxito y Servicios S.A.S. [Member]
Income tax - Schedule of Tax Losses [Line Items]
Income tax losses		364	105
Transacciones Energéticas S.A.S. E.S.P. [Member]
Income tax - Schedule of Tax Losses [Line Items]
Income tax losses	[1]	(1,446)	126
Depósitos y Soluciones Logísticas S.A.S. [Member]
Income tax - Schedule of Tax Losses [Line Items]
Income tax losses			$ (24)
Transacciones Energéticas S.A.S. E.S.P. [Member]
Income tax - Schedule of Tax Losses [Line Items]
Income tax losses	[2]	$ (31)

[1]	No deferred tax has been calculated for these tax losses because of the uncertainty on the recoverability with future taxable income.
[2]	It corresponds to the adjustment of tax losses from previous periods.